Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
6.  Derivative Financial Instruments
Blackstone and the consolidated Blackstone Funds enter into derivative contracts in the normal course of business to achieve certain risk management objectives and for general investment and business purposes. Blackstone may enter into derivative contracts in order to hedge its interest rate risk exposure against the effects of interest rate changes. Additionally, Blackstone may also enter into derivative contracts in order to hedge its foreign currency risk exposure against the effects of a portion of its
non-U.S.
dollar denominated currency net investments. As a result of the use of derivative contracts, Blackstone and the consolidated Blackstone Funds are exposed to the risk that counterparties will fail to fulfill their contractual obligations. To mitigate such counterparty risk, Blackstone and the consolidated Blackstone Funds enter into contracts with certain major financial institutions, all of which have investment grade ratings. Counterparty credit risk is evaluated in determining the fair value of derivative instruments.
Freestanding Derivatives
Freestanding derivatives are instruments that Blackstone and certain of the consolidated Blackstone Funds have entered into as part of their overall risk management and investment strategies. These derivative contracts are not designated as hedging instruments for accounting purposes. Such contracts may include interest rate swaps, foreign exchange contracts, equity swaps, options, futures and other derivative contracts.

The table below summarizes the aggregate notional amount and fair value of the derivative financial instruments. The notional amount represents the absolute value amount of all outstanding derivative contracts.

	December 31, 2023				December 31, 2022
	Assets		Liabilities		Assets		Liabilities
		Fair		Fair		Fair		Fair
	Notional	Value	Notional	Value	Notional	Value	Notional	Value
Freestanding Derivatives
Blackstone
Interest Rate Contracts	$634,840	$145,798	$607,000	$86,589	$789,540	$188,043	$621,700	$83,331
Foreign Currency Contracts	387,102	11,442	334,228	3,538	541,238	8,040	190,774	3,542
Credit Default Swaps	3,108	479	3,748	508	2,007	384	8,768	1,309
Total Return Swaps	63,158	13,171	—	—	42,233	6,210	—	—
Equity Options	—	—	1,110,490	563,986	—	—	996,592	48,581

	1,088,208	170,890	2,055,466	654,621	1,375,018	202,677	1,817,834	136,763

Investments of
Consolidated Blackstone Funds
Interest Rate Contracts	855,683	19,189	—	—	931,752	74,926	—	—
Foreign Currency Contracts	—	—	—	—	—	—	5,133	284

	855,683	19,189	—	—	931,752	74,926	5,133	284

	$1,943,891	$190,079	$2,055,466	$654,621	$2,306,770	$277,603	$1,822,967	$137,047

The table below summarizes the impact to the Consolidated Statements of Operations from derivative financial instruments:

	Year Ended December 31,
	2023	2022	2021
Freestanding Derivatives
Realized Gains (Losses)
Interest Rate Contracts	$24,291	$15,319	$1,727
Foreign Currency Contracts	443	(8,520)	(1,152)
Credit Default Swaps	(413)	(231)	(1,488)
Total Return Swaps	15,775	1,654	(1,254)
Other	—	—	(40)

	40,096	8,222	(2,207)

Net Change in Unrealized Gains (Losses)
Interest Rate Contracts	(87,177)	167,706	89,702
Foreign Currency Contracts	3,288	9,666	608
Credit Default Swaps	363	73	1,112
Total Return Swaps	6,381	5,290	2,130
Equity Options	(515,405)	(48,581)	—
Other	—	—	(20)

	(592,550)	134,154	93,532

	$(552,454)	$142,376	$91,325

As of December 31, 2023, 2022 and 2021, Blackstone had not designated any derivatives as fair value, cash flow or net investment hedges.